ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
Schedule of movements of the Earn-out Consideration payables

	Peak	Aim	Golden	Goldwhite	Ahead	Century	Total
At January 1, 2010	$28,038,118	$5,295,120	$5,635,961	$6,092,346	$7,268,198	$4,874,243	$57,203,986
Additional Earn-out Consideration for 2009	—	6,405,393	2,577,464	6,330,350	5,890,039	650,285	21,853,531
Earn-out Consideration for 2010	2,309,706	983,706	495,138	1,337,715	638,150	463,174	6,227,589
Less: Cash settlements in 2010	(23,776,583)	(10,921,164)	(7,281,461)	(9,904,807)	(11,930,914)	(4,694,249)	(68,509,178)
Offset by prepayment	(6,571,241)	(1,225,057)	(1,427,102)	(3,855,604)	—	(1,271,392)	(14,350,396)

At December 31, 2010	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
Additional Earn-out Consideration for 2011	—	—	—	—	1,338,072	—	1,338,072
Less: Cash settlements in 2011	—	(537,998)	—	—	(761,130)	(22,061)	(1,321,189)
Offset by prepayment	—	—	—	—	(2,442,415)	—	(2,442,415)

At December 31, 2011 and 2012	$—	$—	$—	$—	$—	$—	$—
Recorded in the balance sheet
As of December 31, 2011 and 2012 as:
- Current	$—	$—	$—	$—	$—	$—	$—
- Non-current	—	—	—	—	—	—	—

Schedule of consideration paid and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date

	As of	Amortization
	Acquisition date	period
Consideration
Cash (Note a)	$79,311,438
Equity instruments (8,476,013 common shares of the Company) (Note b)	67,567,386
Cash / Equity instruments (Note c)	19,655,634
Fair value of total consideration transferred	$166,534,458

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Concession contracts	$90,653,467	9 years
- Technology	336,838	9 years
- Non-compete agreements	161,097	10 years
Cash and cash equivalents	3,840,983
Restricted cash	42,409,500
Fixed assets	6,795,102
Trade and other receivables and other assets	9,175,868
Short-term bank borrowings	(42,898,604)
Trade and other payables and other current liabilities	(10,631,163)
Deferred tax liabilities - non-current	(22,787,850)
Total identifiable net assets	$77,055,238
Noncontrolling interest	(2,403)
Goodwill	89,481,623
	$166,534,458
Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	$3,840,983

Notes:

(a)                                 This amount represents the cash deposit of $40,000,000 paid in 2009 (see Note 11) and fair value of the portion of consideration payable to be settled in cash totalling $40,000,000 due in 2010 and 2011.  As of December 31, 2012, the consideration payable of $40,000,000 due in 2012 remains unpaid as a result of the litigation with the selling shareholders of DMG as set out in Note 18(c).

(b)                                 The Company issued 8,476,013 common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which has been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares has not been released to the selling shareholders of DMG as of December 31, 2011 and 2012.

(c)                                  This amount represents fair value of the portion of consideration payable totalling $20,000,000, which pursuant to the agreement should be settled, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, in 2010 and 2011.  As of December 31, 2011 and 2012, the overdue consideration payable of $20,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).